Warrants - Summary of Change in the Value of the Warrant Liability (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014
Warrants and Rights Note Disclosure [Abstract]
Balance beginning of period			$ 0
Issuance of warrants			0
Change in fair value measurement	25,061	13,900,400	13,900,400
Balance at end of period	$ 13,900,400	$ 13,900,400	$ 13,900,400